Note 5 - Loans and Related Allowance for Loan and Lease Losses (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule Of Financing Receivable By Segment [Table Text Block]
December 31, 2022
Ending Loan Balance by Impairment Evaluation
	Individually	Loans acquired with deteriorated credit quality	Collectively	Total Loans
Loans:
Commercial real estate:
Owner occupied	$5,650	$-	$186,098	$191,748
Non-owner occupied	13,570	2,992	364,018	380,580
Multifamily	-	-	58,251	58,251
Residential real estate	1,023	24	295,261	296,308
Commercial and industrial	1,828	-	193,774	195,602
Home equity lines of credit	244	-	127,821	128,065
Construction and other	-	3,052	91,147	94,199
Consumer installment	-	-	8,119	8,119
Total	$22,315	$6,068	$1,324,489	$1,352,872
December 31, 2021
Ending Loan Balance by Impairment Evaluation
	Individually	Loans acquired with deteriorated credit quality	Collectively	Total Loans
Loans:
Commercial real estate:
Owner occupied	$731	$-	$110,739	$111,470
Non-owner occupied	5,297	-	278,321	283,618
Multifamily	-	-	31,189	31,189
Residential real estate	1,104	-	238,985	240,089
Commercial and industrial	587	-	148,225	148,812
Home equity lines of credit	250	-	104,105	104,355
Construction and other	-	-	54,148	54,148
Consumer installment	-	-	8,010	8,010
Total	$7,969	$-	$973,722	$981,691

Financing Receivable, Current, Allowance for Credit Loss [Table Text Block]
December 31, 2022
Ending Allowance Balance by Impairment Evaluation
	Individually Evaluated for Impairment	Loans acquired with deteriorated credit quality	Collectively Evaluated for Impairment	Total Allocation
Loans:
Commercial real estate:
Owner occupied	$407	$-	$1,796	$2,203
Non-owner occupied	167	-	5,430	5,597
Multifamily	-	-	662	662
Residential real estate	28	-	2,019	2,047
Commercial and industrial	39	-	1,444	1,483
Home equity lines of credit	48	-	1,705	1,753
Construction and other	-	-	609	609
Consumer installment	-	-	84	84
Total	$689	$-	$13,749	$14,438
December 31, 2021
Ending Allowance Balance by Impairment Evaluation
	Individually Evaluated for Impairment	Loans acquired with deteriorated credit quality	Collectively Evaluated for Impairment	Total Allocation
Loans:
Commercial real estate:
Owner occupied	$10	$-	$1,826	$1,836
Non-owner occupied	655	-	6,776	7,431
Multifamily	-	-	454	454
Residential real estate	17	-	1,723	1,740
Commercial and industrial	42	-	840	882
Home equity lines of credit	16	-	1,436	1,452
Construction and other	-	-	533	533
Consumer installment	-	-	14	14
Total	$740	$-	$13,602	$14,342
	Allowance for Loan and Lease Losses
	Balance				Balance
	December 31, 2021	Charge-offs	Recoveries	Provision	December 31, 2022
Loans:
Commercial real estate:
Owner occupied	$1,836	$-	$5	$362	$2,203
Non-owner occupied	7,431	(150)	23	(1,707)	5,597
Multifamily	454	-	-	208	662
Residential real estate	1,740	-	61	246	2,047
Commercial and industrial	882	(40)	312	329	1,483
Home equity lines of credit	1,452	(25)	-	326	1,753
Construction and other	533	-	-	76	609
Consumer installment	14	(231)	141	160	84
Total	$14,342	$(446)	$542	$-	$14,438
	Allowance for Loan and Lease Losses
	Balance				Balance
	December 31, 2020	Charge-offs	Recoveries	Provision	December 31, 2021
Loans:
Commercial real estate:
Owner occupied	$1,342	$-	$45	$449	$1,836
Non-owner occupied	6,817	(313)	138	789	7,431
Multifamily	461	-	-	(7)	454
Residential real estate	1,683	(27)	27	57	1,740
Commercial and industrial	1,353	(1)	194	(664)	882
Home equity lines of credit	1,405		56	(9)	1,452
Construction and other	378	-	46	109	533
Consumer installment	20	(124)	142	(24)	14
Total	$13,459	$(465)	$648	$700	$14,342

Impaired Financing Receivables [Table Text Block]
December 31, 2022
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial real estate:
Owner occupied	$4,141	$4,141	$-
Non-owner occupied	1,042	1,042	-
Residential real estate	706	770	-
Commercial and industrial	450	547	-
Home equity lines of credit	112	112	-
Total	$6,451	$6,612	$-

With an allowance recorded:
Commercial real estate:
Owner occupied	$1,509	$1,509	$407
Non-owner occupied	12,528	12,528	167
Residential real estate	317	317	28
Commercial and industrial	1,378	1,378	39
Home equity lines of credit	132	132	48
Total	$15,864	$15,864	$689

Total:
Commercial real estate:
Owner occupied	$5,650	$5,650	$407
Non-owner occupied	13,570	13,570	167
Residential real estate	1,023	1,087	28
Commercial and industrial	1,828	1,925	39
Home equity lines of credit	244	244	48
Total	$22,315	$22,476	$689
December 31, 2021
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial real estate:
Non-owner occupied	$1,547	$1,802	$-
Residential real estate	820	874	-
Commercial and industrial	370	538	-
Home equity lines of credit	7	7	-
Total	$2,744	$3,221	$-

With an allowance recorded:
Commercial real estate:
Owner occupied	$731	$731	$10
Non-owner occupied	3,750	4,277	655
Residential real estate	284	284	17
Commercial and industrial	217	230	42
Home equity lines of credit	243	243	16
Total	$5,225	$5,765	$740

Total:
Commercial real estate:
Owner occupied	$731	$731	$10
Non-owner occupied	5,297	6,079	655
Residential real estate	1,104	1,158	17
Commercial and industrial	587	768	42
Home equity lines of credit	250	250	16
Total	$7,969	$8,986	$740

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]
(In Thousands)	December 1, 2022
Unpaid principal balance	$7,919
Interest	2,978
Contractual cash flows	10,897
Non-accretable premium	117
Expected cash flows	11,014
Accretable discount	(4,995)
Estimated fair value	6,019
(In Thousands)	December 1, 2022	December 31, 2022
Outstanding balance	$7,919	$7,998
Carrying amount	6,019	6,068
(In Thousands)	December 31, 2022
Balance at beginning of period	$-
Additions	1,900
Accretion	30
Balance at end of period	1,930

Schedule of Additional Information Related to Impaired Loans [Table Text Block]
	As of December 31, 2022		As of December 31, 2021
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized

Commercial real estate:
Owner occupied	$2,637	$231	$1,334	$53
Non-owner occupied	8,671	646	5,023	262
Residential real estate	998	46	1,208	56
Commercial and industrial	1,331	145	763	62
Home equity lines of credit	247	12	245	12
Total	$13,884	$1,080	$8,573	$445

Financing Receivable, Troubled Debt Restructuring [Table Text Block]
	December 31, 2022
	Number of Contracts			Pre-Modification	Post-Modification
	Term			Outstanding Recorded	Outstanding Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	3	-	3	$1,252	$1,252
				$1,252	$1,252
	December 31, 2021
	Number of Contracts			Pre-Modification	Post-Modification
	Term			Outstanding Recorded	Outstanding Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial real estate:
Non-owner occupied	1	-	1	$730	$730
Residential real estate	1	-	1	96	96
				$826	$826

Financing Receivable Credit Quality Indicators [Table Text Block]
		Special			Total
December 31, 2022	Pass	Mention	Substandard	Doubtful	Loans

Commercial real estate:
Owner occupied	$176,400	$6,873	$8,475	$-	$191,748
Non-owner occupied	331,584	6,387	42,609	-	380,580
Multifamily	58,251	-	-	-	58,251
Residential real estate	294,254	-	2,054	-	296,308
Commercial and industrial	185,674	7,936	1,992	-	195,602
Home equity lines of credit	127,080	-	985	-	128,065
Construction and other	90,728	308	3,163	-	94,199
Consumer installment	8,117	-	2	-	8,119
Total	$1,272,088	$21,504	$59,280	$-	$1,352,872
		Special			Total
December 31, 2021	Pass	Mention	Substandard	Doubtful	Loans

Commercial real estate:
Owner occupied	$104,217	$2,400	$4,853	$-	$111,470
Non-owner occupied	230,672	3,038	49,908	-	283,618
Multifamily	31,189	-	-	-	31,189
Residential real estate	237,132	-	2,957	-	240,089
Commercial and industrial	143,911	2,748	2,153	-	148,812
Home equity lines of credit	103,296	-	1,059	-	104,355
Construction and other	53,807	341	-	-	54,148
Consumer installment	8,005	-	5	-	8,010
Total	$912,229	$8,527	$60,935	$-	$981,691

Financing Receivable, Past Due [Table Text Block]
						Purchase
		30-59 Days	60-89 Days	90 Days+	Total	Credit	Total
December 31, 2022	Current	Past Due	Past Due	Past Due	Past Due	Impaired Loans	Loans

Commercial real estate:
Owner occupied	$191,748	$-	$-	$-	$-	$-	191,748
Non-owner occupied	380,467	113	-	-	113	2,992	380,580
Multifamily	58,251	-	-	-	-	-	58,251
Residential real estate	293,698	2,093	111	406	2,610	24	296,308
Commercial and industrial	195,532	62	4	4	70	-	195,602
Home equity lines of credit	127,494	415	145	11	571	-	128,065
Construction and other	93,997	202	-	-	202	3,052	94,199
Consumer installment	8,096	23	-	-	23	-	8,119
Total	$1,349,283	$2,908	$260	$421	$3,589	$6,068	1,352,872
						Purchase
		30-59 Days	60-89 Days	90 Days+	Total	Credit	Total
December 31, 2021	Current	Past Due	Past Due	Past Due	Past Due	Impaired Loans	Loans

Commercial real estate:
Owner occupied	$111,257	$81	$132	$-	$213	$-	111,470
Non-owner occupied	282,365	880	-	373	1,253	-	283,618
Multifamily	31,189	-	-	-	-	-	31,189
Residential real estate	238,483	1,187	-	419	1,606	-	240,089
Commercial and industrial	148,437	112	-	263	375	-	148,812
Home equity lines of credit	104,316	-	39	-	39	-	104,355
Construction and other	54,148	-	-	-	-	-	54,148
Consumer installment	7,799	16	19	176	211	-	8,010
Total	$977,994	$2,276	$190	$1,231	$3,697	$-	981,691

Financing Receivable, Nonaccrual [Table Text Block]
		90+ Days Past
December 31, 2022	Nonaccrual	Due and Accruing

Commercial real estate:
Owner occupied	$69	$-
Residential real estate	1,431	-
Commercial and industrial	186	-
Home equity lines of credit	191	-
Construction and other	68	-
Consumer installment	166	-
Total	$2,111	$-
		90+ Days Past
December 31, 2021	Nonaccrual	Due and Accruing

Commercial real estate:
Owner occupied	$81	$-
Non-owner occupied	2,442	-
Residential real estate	1,577	-
Commercial and industrial	456	-
Home equity lines of credit	121	-
Consumer installment	182	-
Total	$4,859	$-